Consolidated Statements of Shareholders’ Equity (Parentheticals) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Statement of Stockholders' Equity [Abstract]
Ordinary shares and warrants	$ 3,205
Net of issuance costs	$ 51